Note 9 - Stock-Based Awards, Black-Scholes Valuation Assumptions (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Black-Scholes Valuation Assumptions [Abstract]
Risk-free interest rate	2.00%	1.40%	2.00%	1.20%	1.27%	1.05%
Expected life (in years)	6 years 6 months	5 years 1 month 6 days	6 years 7 months 6 days	5 years 6 months	5 years 5 months 19 days	6 years 5 months 5 days
Expected volatility	78.00%	75.00%	77.00%	80.00%	79.00%	84.00%